Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of profit or loss and other comprehensive income
Net sales	R$ 40,418,596	R$ 43,950,742	R$ 39,468,497
Cost of sales	(27,242,987)	(30,236,061)	(28,549,896)
Gross profit	13,175,609	13,714,681	10,918,601
Selling expenses	(1,850,143)	(1,575,890)	(1,350,570)
General and administrative expenses	(2,527,748)	(2,845,282)	(2,527,974)
Other operating income (expenses), net	3,161,271	1,549,834	3,924,377
Impairment	(1,493,752)	(3,155,400)
Operating expenses	(2,710,372)	(6,026,738)	45,833
Profit before equity in earnings of investees, finance results and income taxes	10,465,237	7,687,943	10,964,434
Impairment in associate		(4,672,396)
Interest in earnings of associates	219,922	1,719,031	350,399
Interest in (losses) earnings of joint ventures	(10,885,023)	(1,229,980)	1,695,945
Equity in (losses) earnings of investees	(10,665,101)	(4,183,345)	2,046,344
Finance expense	(8,949,615)	(7,637,116)	(11,337,430)
Finance income	3,583,317	2,655,899	3,028,134
Foreign exchange, net	2,397,352	(5,741,359)	1,777,438
Net effect of derivatives	(4,822,475)	1,972,859	(1,365,169)
Finance results, net	(7,791,421)	(8,749,717)	(7,897,027)
(Loss) profit before income taxes	(7,991,285)	(5,245,119)	5,113,751
Income taxes
Current	(1,286,327)	(1,952,203)	(1,645,063)
Deferred	(916,789)	(1,238,319)	1,370,637
Income taxes	(2,203,116)	(3,190,522)	(274,426)
(Loss) profit for the year from continued operations	(10,194,401)	(8,435,641)	4,839,325
Profit for the year from discontinued operations, net of tax		273,875	45,419
(Loss) profit for the year	(10,194,401)	(8,161,766)	4,884,744
Items that will not be reclassified to profit or loss:
Remeasurement gain on defined benefit plans	2,536	150,895	18,290
Loss in fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk	(89,260)
Income tax impact	25,717	(43,580)	(65,513)
Items that will never be reclassified to profit or loss	(61,007)	107,315	(47,223)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(55,037)	537,111	(172,501)
Gain (loss) on cash flow hedge	242,266	(538,256)	(132,344)
Income tax impact	(42,007)	144,605	7,111
Items that are or may be reclassified subsequently to profit or loss	145,222	143,460	(297,734)
Total other comprehensive income (loss), net of tax	84,215	250,775	(344,957)
Comprehensive (loss) income from continued operations	(10,110,186)	(8,184,866)	4,494,368
Comprehensive income from discontinued operations		273,875	45,419
Total comprehensive (loss) income for the year	(10,110,186)	(7,910,991)	4,539,787
(Loss) profit attributable to:
Owners of the Company	(9,722,125)	(9,423,795)	1,094,391
Non-controlling interests	(472,276)	1,262,029	3,790,353
(Loss) profit for the year	(10,194,401)	(8,161,766)	4,884,744
Total comprehensive income (loss) attributable to:
Owners of the Company	(9,647,426)	(9,172,265)	841,170
Non-controlling interests	(462,760)	1,261,274	3,698,617
Total comprehensive (loss) income for the year	R$ (10,110,186)	R$ (7,910,991)	R$ 4,539,787
(Loss) earnings per share of continued operations
Basic	R$ (3.89)	R$ (5.16)	R$ 0.58
Diluted	(3.94)	(5.16)	0.58
Earnings per share of discontinued operations
Basic		0.1	0.01
Diluted		R$ 0.1	R$ 0.01